Group Statement Of Comprehensive Income (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Currency translation (loss) / gain	[1]	$ (211)	$ 333	$ (29)

[1]	Refer to note 1(d).